Invested Assets and Investment Income - Summary of Fair Values and the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying value [Member]
Disclosure of financial assets [Line Items]
Carrying value	$ 117,897	$ 112,233
Carrying value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Carrying value	52,014	50,207
Carrying value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Carrying value	42,842	40,756
Carrying value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Carrying value	6,397	6,398
Carrying value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Carrying value	2,506	1,976
Carrying value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,812	1,850
Carrying value [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,320
Carrying value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Carrying value	11,006	11,046
Fair value [Member]
Disclosure of financial assets [Line Items]
Total fair value	126,274	125,420
Fair value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	54,089	54,230
Fair value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	47,276	47,890
Fair value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,397	6,398
Fair value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,503	1,982
Fair value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,024	3,017
Fair value [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,320
Fair value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	11,665	11,903
Level 1 [Member]
Disclosure of financial assets [Line Items]
Total fair value	120	128
Level 1 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	120	128
Level 2 [Member]
Disclosure of financial assets [Line Items]
Total fair value	52,330	49,778
Level 2 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	42,110	41,398
Level 2 [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,397	6,398
Level 2 [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,503	1,982
Level 2 [Member] | Public bonds HTM [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,320
Level 3 [Member]
Disclosure of financial assets [Line Items]
Total fair value	73,824	75,514
Level 3 [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	54,089	54,230
Level 3 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	5,166	6,492
Level 3 [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,024	3,017
Level 3 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	$ 11,545	$ 11,775